FQF Trust

Report of Independent Registered Public Accounting Firm

June 30, 2018

To the Board of Trustees of FQF Trust and the Shareholders of the AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund (two of the funds constituting FQF Trust, hereafter collectively referred to as the ‘‘Funds’’) as of June 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 3, 2017 (commencement of operations) through June 30, 2018 (collectively referred to as the ‘‘financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations, the changes in their net assets and the financial highlights for the period November 3, 2017 (commencement of operations) through June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (‘‘PCAOB’’) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 27, 2018

We have served as the auditor of one or more investment companies in FQF Trust since 2012.